Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Investments Accounted for Using the Equity Method

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Investments in associates	$16,500,670	$14,163,995	$460,918
Investments in joint ventures	495,930	515,351	16,770

	$16,996,600	$14,679,346	$477,688

Summary of Investments in Associates Accounted for using the Equity Method
a.	Investments in associates

1)	Investments in associates accounted for using the equity method that was not individually material consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2021	2022
			NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$9,873,978	$7,494,541	$243,884
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	2,717,250	2,748,810	89,450
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	1,859,542	2,090,663	68,033
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,828,921	1,597,745	51,993
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	258,757	244,516	7,957
Chipletz, Inc. (“CHIPLETZ”)	Fabless substrate design house	U.S.A.	210,937	145,640	4,739
Questyle Audio Engineering Co., Ltd. (“QUESTYLE”)	Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business	China	—	88,189	2,870
Deca Technologies Inc. (“DECA”)	Holding company with group engaged in the development of wafer level packaging and interconnect technology	U.S.A.	51,434	54,040	1,759

			16,800,819	14,464,144	470,685
	Less: Deferred gain on transfer of land		300,149	300,149	9,767

			$16,500,670	$14,163,995	$460,918

2)	At each balance sheet date, the total percentages of ownership held by the Group were as follows:

	December 31
	2021	2022

Yann Yuan	29.45%	27.94%
ChipMOS	10.85%	10.85%
MU	42.23%	42.23%
HC	26.22%	26.22%
HCK	27.31%	27.31%
CHIPLETZ	20.82%	20.82%
DECA	17.85%	17.85%
QUESTYLE	—	6.67%

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
6)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

ChipMOS	$3,835,045	$2,643,498	$86,023

HC	$2,141,249	$1,420,636	$46,230

Summary of Aggregate Information of Associates that are Not Individually Material
7)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net inco m e	$545,833	$872,697	$1,083,538	$35,260
Other comprehensive income (loss)	2,784,094	3,624,403	(3,082,307)	(100,303)

Total comprehensive income (loss)	$3,329,927	$4,497,100	$(1,998,769)	$(65,043)

Summary Of Investments In Joint Ventures Accounted For Using The Equity Method And Summary Of Aggregate Information Of The Joint Venture That Is Not Individually Material

1)	Investment in joint ventures that was not individually material and accounted for using the equity method consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Joint Venture	Main Business	Location	2021	2022
			NT$	NT$	US$ (Note 4)

SUMA-USI Electronics Co., Ltd. (“SUMA-USI”)	Engaged in the design and production of electronic products	China	$495,930	$488,760	$15,905
MUtek Electronics Co., Ltd. (“MUtek”)	Engaged in the production and wholesale of electronic products	R.O.C.	—	26,591	865

			$495,930	$515,351	$16,770

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2021	2022

SUMA-USI	49.00%	49.00%
MUtek	—	49.00%
3)	Aggregate information of joint ventures that were not individually material

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net income	$1,780	$27,003	$101,839	$3,314
Other comprehensive income	3,881	—	—	—

Total comprehensive income	$5,661	$27,003	$101,839	$3,314